Equity	12 Months Ended
Dec. 31, 2024
Equity [abstract]
Equity
5.22 Equity
5.22.1 Share capital and share premium
The ordinary shares and convertible preferred shares are classified as equity.

	Year ended December 31
Number of shares	2024	2023
Ordinary shares issued (€0.15 par value per share)	162,521,524	138,912,142
Convertible preferred shares registered	—	—
TOTAL SHARES ISSUED	162,521,524	138,912,142
Less Treasury shares	(124,322)	(124,322)
OUTSTANDING SHARES	162,397,202	138,787,820
Incremental costs directly attributable to the issue of new shares are shown in equity as a deduction, net of tax, if any, from the proceeds.
When the Company purchases its own equity share capital (treasury shares), the consideration paid, including any directly attributable incremental costs (net of income taxes, if any) is deducted from equity attributable to the Company’s equity holders until the shares are cancelled, reissued or otherwise disposed of. In cases where such shares are subsequently sold or reissued, any consideration received, net of any directly attributable incremental transaction costs and related income tax effects is included in equity attributable to the Company’s equity holders.
The profit or loss for the year is fully included in net result, while other comprehensive income solely affects retained earnings and other reserves.
The following table shows the development of the number of outstanding shares:

	Year ended December 31
Number of shares	2024	2023
OUTSTANDING AS AT JANUARY 1	138,787,820	138,243,160
Share-based compensation exercises	609,382	544,660
Capital Increase	23,000,000	—
OUTSTANDING AT YEAR END	162,397,202	138,787,820
The Company has issued stock options to employees under various employee stock option plans (ESOPs) established in the last 10 years. For details, please refer to Note 5.23.
On September 13, 2024, the Company announced the successful pricing of its Private Placement for a total of 23,000,000 new ordinary shares having a nominal value of €0.15, being issued at a price of €2.66 each. Aggregate gross proceeds of the Global Offering, before deducting underwriting commissions and expenses payable by the Company, were €61.2 million. The €4.0 million transaction costs directly attributable to the issue of new shares are shown in equity as a deduction, net of tax resulting in a net proceeds of €57.1 million.

Conditional and authorized capital
As at December 31, 2024, the Company had 14,003,064 (December 31, 2023: 9,919,432) shares of conditional capital in connection with (see Note 5.23):
•the possible exercise of existing stock options; and
•the possible final grant of existing Free Ordinary Shares.

Pursuant to resolution No. 37 of the Combined General Meeting held on June 26, 2024, the maximum aggregate amount of capital increases that may be carried out, with immediate effect or in the future, under resolutions 29 to 37 of said Meeting, may not exceed €5.175 million, it being specified that to this maximum aggregate amount will be added the additional nominal amount of shares or securities to be issued in accordance with applicable legal or regulatory provisions and, if applicable, with contractual provisions providing for other forms of adjustment, in order to preserve the rights of the holders of securities or other rights giving immediate and/or future access to the capital of the Company.
5.22.2 Other reserves

in € thousand	Other regulated reserves	Other comprehensive income	Treasury shares	Capital from Share-based compensation	Other revenue reserves	Total
BALANCE AS AT JANUARY 1, 2024	52,820	(1,871)	(645)	24,301	(9,517)	65,088
Currency translation differences	—	(1,329)	—	—	—	(1,329)
Defined benefit plan actuarial losses	—	49	—	—	—	49
Share-based compensation expense	—	—	—	9,395	—	9,395
BALANCE AS AT DECEMBER 31, 2024	52,820	(3,151)	(645)	33,696	(9,517)	73,203

in € thousand	Other regulated reserves	Other comprehensive income	Treasury shares	Capital from Share-based compensation	Other revenue reserves	Total
BALANCE AS AT JANUARY 1, 2023	52,820	(5,041)	(645)	17,636	(9,517)	55,252
Currency translation differences	—	3,300	—	—	—	3,300
Defined benefit plan actuarial gains	—	(130)	—	—	—	(130)
Share-based compensation expense	—	—	—	6,666	—	6,666
BALANCE AS AT DECEMBER 31, 2023	52,820	(1,871)	(645)	24,301	(9,517)	65,088
Other regulated reserves contain a non-distributable mandatory legal reserve from the merger with Intercell AG.
The Company did not obtain a dividend from its subsidiaries or pay a dividend to its shareholders in 2024 and 2023.